John Hancock Financial Services

197 Clarendon Street, C-7 Boston, Massachusetts 02116 (617) 572-0320 Fax: (617) 572-9161 E-mail: pminella@jhancock.com Paula J. Minella Assistant Vice President and Senior Counsel US Insurance Law

May 5, 2017

via EDGAR

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company (U.S.A.)
Separate Account A - File No. 811-4834
Initial Form N-6 Registration Statement under the 1933 Act

Commissioners:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for the Separate Account A (“Registrant”) relating to the Protection Variable Universal Life 2017 (“PVUL 2017”) insurance policies to be offered by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA” or the “Depositor”).

The purpose of this filing is to add the PVUL 2017 prospectus to the Registrant’s filing under the Investment Company Act of 1940 and to obtain a separate 1933 Act file number for the separate account interests offered through the PVUL 2017 prospectus.

Background of Enclosed Filing

The PVUL 2017 policy and prospectus is similar to the Protection Variable Universal Life 12 (“PVUL12”) policy and prospectus issued by John Hancock USA. The separate account interests under the PVUL12 policy were registered by John Hancock USA Separate Account A, under File Nos. 811-4834 and 333-179570 and the registration was declared effective on May 30, 2012. The principal differences between the two filings are:

(i)	PVUL 17 does not offer Supplemental Face Amount.

(ii)	We have removed the Extended No-Lapse Guarantee Rider, the Alternate Cash Value Rider, and the Cash Value Enhancement Rider.

(iii)	The addition of two optional, supplementary benefit riders (1) Healthy Engagement Rider and (2) Return of Premium Death Benefit Rider (the “Riders”). The Riders are substantially similar to the Healthy Engagement Rider and the Return of Premium Death Benefit Rider we currently offer in connection with variable life insurance policies.

(iv)	PVUL 17 offers a Persistency Credit. We currently offer a Persistency Credit in connection with general account (i.e., non-variable) life insurance policies. (The Persistency Credit is described below in more detail.)

(v)	PVUL 12 and PVUL 17 offer a no-lapse guarantee to policy owners. PVUL 17’s no-lapse guarantee is the Death Benefit Protection feature while PVUL 12’s no-lapse guarantee is the No-Lapse Guarantee. We currently offer the Death Benefit Protection feature in connection with general account life insurance policies. (The Death Benefit Protection feature is described below in more detail.)

Persistency Credit

The enclosed PVUL 17 policy and prospectus describe a Persistency Credit program automatically available to all PVUL 17 policy owners. Commencing in the sixth policy year, we will each month calculate and apply to the policy value an amount (in the form of a “Persistency Credit”) based on a notional value that is determined in a similar manner to the policy value determination except that it has a separate set of charges and values, identified in the policy.

The Persistency Credit’s purpose and design is to help improve the long-term performance of the policy. The terms and operation of the Persistency Credit are substantially similar to those of the Persistency Credit programs we currently offer in connection with general account life insurance policies. The value of the Persistency Credit varies based on factors including, but not limited to, the timing and amount of premium payments, loans, withdrawals, the period of time the policy has been in force, changes to the cost of insurance rates applied to the policy, performance of the investment options selected by the owner, and actuarial expectations of policy persistency in light of mortality and lapse risk.

For example, since the amount of Persistency Credit calculated is affected by the amounts and timing of the premiums that are paid into the policy and how well the investment options selected perform, the value of the Persistency Credit may be smaller or zero if the policy owner minimally funds the policy and/or if the investment options chosen by the owner perform poorly. Further, there will be no Persistency Credit if the policy is in the first 24 years and we exercise our discretion to raise the policy’s monthly cost of insurance rate to the maximum rate permitted under the terms of the policy.

Death Benefit Protection

The enclosed PVUL 17 policy and prospectus describe the Death Benefit Protection which is automatically available to policy owners upon issuance of the policy. While this feature is in effect, the policy is protected from lapsing so long as the Death Benefit Protection Value less policy debt is greater than zero. The Death Benefit Protection Value is a notional value that is calculated in a way similar to the policy value determination except that it has a separate set of charges and values, which are set at issue and identified in the policy.

The duration of the Death Benefit Protection feature will vary based upon issue age, gender, risk class and funding level. The Death Benefit Protection maximum coverage period is up to the Life Insured’s Age 121. A minimum level of premium is required in order to keep the Death Benefit Protection in force. Death benefit option changes, loans, withdrawals and rider changes could potentially shorten the Death Benefit Protection. The terms and operation of the Death Benefit Protection feature are substantially similar to those of the Death Benefit Protection feature we currently offer in connection with general account life insurance policies.

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendment to respond to comments of the Commission staff and otherwise complete the enclosed filing prior to effectiveness, including adding the required exhibits and consents, updating the table of investment accounts available under the policy, updating the fee table and related footnotes for the fees and expenses of the investment accounts, adding the audited fiscal year end 2016 financial statements for the Registrant and the Depositor and updating the references to these financial statements in the registration statement. Registrant would appreciate receiving any comments the Commission staff may have prior to that time pertaining to the enclosed registration statement.

Request for Selective Review

In view of the similarities between the enclosed PVUL 2017 and the PVUL12 prospectus, we hereby request, on behalf of Registrant and the Depositor, that the staff accord the enclosed registration statement expedited selective review.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Registrant does, hereby acknowledge and agree, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions to the undersigned at (617) 572-0320.

Thank you.

Sincerely,

/s/Paula J. Minella

Enclosure